Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	575,259,883.89	25,614
Yield Supplement Overcollateralization Amount 01/31/26	36,999,218.36	0
Receivables Balance 01/31/26	612,259,102.25	25,614
Principal Payments	23,950,468.78	950
Defaulted Receivables	1,745,217.35	61
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	34,914,970.48	0
Pool Balance at 02/28/26	551,648,445.64	24,603

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.69%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,827,305.79	329
Past Due 61-90 days	3,119,028.23	105
Past Due 91-120 days	1,071,874.97	37
Past Due 121+ days	0.00	0
Total	14,018,208.99	471

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.71%
Delinquency Trigger Occurred	NO

Recoveries	1,294,042.27
Aggregate Net Losses/(Gains) - February 2026	451,175.08
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.88%
Prior Net Losses/(Gains) Ratio	1.26%
Second Prior Net Losses/(Gains) Ratio	0.79%
Third Prior Net Losses/(Gains) Ratio	1.16%
Four Month Average	1.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.77%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.77%
Weighted Average Contract Rate, Yield Adjusted	10.27%
Weighted Average Remaining Term	46.38

Flow of Funds	$ Amount
Collections	28,475,113.64
Investment Earnings on Cash Accounts	11,002.48
Servicing Fee	(510,215.92)
Transfer to Collection Account	-
Available Funds	27,975,900.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,889,942.49
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	17,558,667.80
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,259,777.46

Total Distributions of Available Funds	27,975,900.20

Servicing Fee	510,215.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 02/17/26	569,207,113.44
Principal Paid	23,611,438.25
Note Balance @ 03/16/26	545,595,675.19

Class A-1
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2a
Note Balance @ 02/17/26	21,526,658.12
Principal Paid	10,133,664.48
Note Balance @ 03/16/26	11,392,993.64
Note Factor @ 03/16/26	5.6964968%

Class A-2b
Note Balance @ 02/17/26	28,630,455.32
Principal Paid	13,477,773.77
Note Balance @ 03/16/26	15,152,681.55
Note Factor @ 03/16/26	5.6964968%

Class A-3
Note Balance @ 02/17/26	403,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	403,000,000.00
Note Factor @ 03/16/26	100.0000000%

Class A-4
Note Balance @ 02/17/26	61,570,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	61,570,000.00
Note Factor @ 03/16/26	100.0000000%

Class B
Note Balance @ 02/17/26	36,320,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	36,320,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Note Balance @ 02/17/26	18,160,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	18,160,000.00
Note Factor @ 03/16/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,104,684.49
Total Principal Paid	23,611,438.25
Total Paid	25,716,122.74

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	85,747.85
Principal Paid	10,133,664.48
Total Paid to A-2a Holders	10,219,412.33

Class A-2b
SOFR Rate	3.65819%
Coupon	4.12819%
Interest Paid	88,643.97
Principal Paid	13,477,773.77
Total Paid to A-2b Holders	13,566,417.74

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7386184
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.5047195
Total Distribution Amount	21.2433379

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4287393
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	50.6683224
Total A-2a Distribution Amount	51.0970617

A-2b Interest Distribution Amount	0.3332480
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	50.6683224
Total A-2b Distribution Amount	51.0015704

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	743.65
Noteholders' Principal Distributable Amount	256.35

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	3,026,385.22
Investment Earnings	8,125.83
Investment Earnings Paid	(8,125.83)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22